Common Stocks	12 Months Ended
Mar. 31, 2019
Equity [Abstract]
COMMON STOCKS
12.	COMMON STOCKS

The Company is authorized to issue unlimited shares of $0.001 par value common stock. On July 4, 2017 and October 20, 2017, the Company issued common stocks of an aggregate of 20,000,000 shares of 0.001 par value to thirteen shareholder, three among whom together hold 100% shares of Suxuantang and over 50% shares of SXT. In connection with Restructuring, all shares and per share amounts have been retroactively restated as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

On December 31, 2018, the Company completed the closing of its initial public offering of 2,506,300 ordinary shares at a public offering price of $4.00 per ordinary share. On January 3, 2019, the Company sold an additional 39,975 ordinary shares at the public offering price of $4.00 per share in a second closing. The total gross proceeds from the initial public offering is approximately $10.2 million before underwriting commissions and offering expenses.

On January 10, 2019, the Underwriter exercise the warrants in connection with the initial public offering and 160,246 shares were newly issued.